Income Taxes (Tables)	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income Tax Expense

Income tax expense consists of the following components:

	Years Ended 31 March
(Millions of US dollars)	2017	2016	2015
Income before income taxes:
Domestic	$172.2	$150.1	$145.5
Foreign	194.8	180.4	177.1

Income before income taxes:	$367.0	$330.5	$322.6

Income tax expense:
Current:
Domestic	$(15.2)	$(12.6)	$(11.9)
Foreign	(36.0)	(59.2)	(39.3)

Current income tax expense	(51.2)	(71.8)	(51.2)

Deferred:
Domestic	(4.0)	(5.6)	(3.7)
Foreign	(35.3)	(8.7)	23.6

Deferred income tax (expense) benefit	(39.3)	(14.3)	19.9

Total income tax expense	$(90.5)	$(86.1)	$(31.3)

Reconciled Tax at Statutory Rates

Income tax expense is reconciled to the tax at the statutory rates as follows:

	Years Ended 31 March
(Millions of US dollars)	2017	2016	2015
Income tax expense computed at the statutory tax rates	$(84.4)	$(79.1)	$(75.0)
US state income taxes, net of the federal benefit	(3.0)	(3.6)	(2.4)
Asbestos - effect of foreign exchange	0.8	(0.8)	48.3
Expenses not deductible	(2.5)	(2.0)	(3.4)
Non-assessable items	0.4	1.9	0.5
US manufacturing deduction	2.2	4.1	2.6
Foreign taxes on domestic income	(2.1)	(5.7)	(0.7)
Amortization of intangibles	2.8	2.9	2.8
Taxes on foreign income	(5.4)	(7.4)	(4.5)
Other items	0.7	3.6	0.5

Total income tax expense	$(90.5)	$(86.1)	$(31.3)

Effective tax rate	24.7%	26.1%	9.7%

Deferred Tax Assets and Liabilities

Deferred tax balances consist of the following components:

	31 March
(Millions of US dollars)	2017	2016
Deferred tax assets:
Asbestos liability	$356.6	$384.9
Other provisions and accruals	52.8	49.0
Net operating loss carryforwards	24.2	24.2
Foreign tax credit carryforwards	107.5	112.4

Total deferred tax assets	541.1	570.5
Valuation allowance	(110.4)	(115.0)

Total deferred tax assets net of valuation allowance	430.7	455.5

Deferred tax liabilities:
Depreciable and amortizable assets	(130.0)	(117.4)
Other	(12.0)	(9.4)

Total deferred tax liabilities	(142.0)	(126.8)

Total deferred taxes, net	$288.7	$328.7

Reconciliation of Unrecognized Tax Benefits and Interest and Penalties

A reconciliation of the beginning and ending amount of unrecognized tax benefits and interest and penalties are as follows:

(Millions of US Dollars)	Unrecognized tax benefits	Interest and Penalties
Balance at 31 March 2014	$0.5	$-

Additions for tax positions of the current year	4.2	0.1
Additions for tax positions of prior year	0.2	0.2

Balance at 31 March 2015	$4.9	$0.3

Additions for tax positions of the current year	0.2	-
Reductions in tax positions of prior year	(4.1)	(0.3)
Settlements paid during the current period	(0.3)	-

Balance at 31 March 2016	$0.7	$-

Additions for tax positions of the current year	0.1	-
Reductions in tax positions of prior year	(0.1)	-

Balance at 31 March 2017	$0.7	$-